Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 15, 2017	Jun. 14, 2016	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jan. 01, 2019	Apr. 01, 2018	Jan. 20, 2017
Disclosure of detailed information about business combination [line items]
Goodwill			$ 135,186	$ 130,811	$ 135,186			$ 135,186
Payment of contingent consideration				6,922	5,465
Release of restricted cash, held in escrow				(1,535)	(1,535)
HealthHelp [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interests acquired	100.00%
Purchase consideration	$ 68,910
Working capital adjustments	573
Contingent consideration	$ 8,545
Contingent consideration payable period	Two years
Discount rate used for estimating fair value of contingent consideration liability	2.5 percent
Acquisition related costs						$ 1,809
Payment for working capital adjustments					573
Reversal of contingent consideration in relation to acquisition			1,324
Payment of contingent consideration			$ 3,114	4,438
Goodwill expected to be deductible for tax purposes	$ 14,876
HealthHelp [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement	0
HealthHelp [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement	$ 8,876
Denali Sourcing Services Inc. [member]
Disclosure of detailed information about business combination [line items]
Goodwill									$ 29,542
Purchase consideration									$ 38,668
Working capital adjustments					968
Acquisition related costs						502
Payment of contingent consideration				2,484	2,351
Payment of deferred consideration					522
Value Edge Research Services Private Limited [member]
Disclosure of detailed information about business combination [line items]
Goodwill		$ 13,411
Percentage of ownership interests acquired		100.00%
Purchase consideration		$ 18,265
Working capital adjustments		765
Contingent consideration		$ 5,112
Contingent consideration payable period		Three years
Acquisition related costs						$ 24
Release of restricted cash, held in escrow				$ 1,535	$ 1,535
Hotel Beds Group SLU [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration in cash based on exchange rate on January 2, 2019							$ 233
Goodwill							$ 203